Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) - Foreign Exchange and Other Derivative Financial Instruments [Member] - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains (losses) on currency swaps	$ 10,572	$ (14,305)	$ (24,009)	$ (6,714)
Cross currency swaps agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,953)	(38)	(4,333)	(22)
Unrealized gains (losses)	$ 12,525	$ (14,267)	$ (19,676)	$ (6,692)